Income Taxes Recognized During Period (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 10,650	$ 11,625